Structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Acquisitions and disposals
Debt securities in issue	£ 396	£ 301
Loans and advances to customers	191,889	177,065
Consolidated structured entities | Securitisations
Acquisitions and disposals
Assets excluding cash deposits		8,610
Cash deposits		785
Total assets		9,395
Debt securities in issue		8,102
Consolidated structured entities | Securitisations | UK mortgages
Acquisitions and disposals
Assets excluding cash deposits		1,255
Consolidated structured entities | Securitisations | Irish mortgages
Acquisitions and disposals
Assets excluding cash deposits		7,054
Debt securities in issue		7,801
Consolidated structured entities | Securitisations | US mortgages
Acquisitions and disposals
Assets excluding cash deposits		301
Debt securities in issue		301
Held by Third party | Securitisations
Acquisitions and disposals
Debt securities in issue		1,481
Held by Third party | Securitisations | Irish mortgages
Acquisitions and disposals
Debt securities in issue		1,180
Held by Third party | Securitisations | US mortgages
Acquisitions and disposals
Debt securities in issue		301
RBS Group | Securitisations
Acquisitions and disposals
Debt securities in issue		6,621
RBS Group | Securitisations | Irish mortgages
Acquisitions and disposals
Debt securities in issue		6,621
RBS Group | Covered Bond Programme
Acquisitions and disposals
Loans and advances to customers	£ 8,915	£ 7,624